Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment
Opening balance	R$ 296,396
Exchange-rate change		R$ 3,688
Balance	516,081	296,396
Buildings
Changes in property, plant and equipment
Opening balance	14,761
Exchange-rate change		1,558
Balance	17,527	14,761
Facilities
Changes in property, plant and equipment
Opening balance	165
Balance	327	165
Machinery and equipment
Changes in property, plant and equipment
Opening balance	96,760
Exchange-rate change		1,690
Balance	155,724	96,760
IT equipment
Changes in property, plant and equipment
Opening balance	3,404
Exchange-rate change		4
Balance	8,813	3,404
Furniture and fixtures
Changes in property, plant and equipment
Opening balance	1,883
Exchange-rate change		269
Balance	4,170	1,883
Vehicles
Changes in property, plant and equipment
Opening balance	122,921
Exchange-rate change		(143)
Balance	167,423	122,921
Leasehold improvements
Changes in property, plant and equipment
Opening balance	4,940
Exchange-rate change		156
Balance	32,136	4,940
Works in progress
Changes in property, plant and equipment
Opening balance	46,441
Balance	40,685	46,441
Vessels
Changes in property, plant and equipment
Opening balance	5,121
Exchange-rate change		154
Balance	26,086	5,121
Aircraft
Changes in property, plant and equipment
Balance	63,190
Cost
Changes in property, plant and equipment
Opening balance	560,966	184,660
Transfers	(30,934)
Additions	233,306	113,047
Write-offs	(43,722)	(19,761)
Initial purchase amount	105,466
Business combination	28,450	279,332
Exchange-rate change	(41,399)
Balance	812,133	560,966
Cost | Buildings
Changes in property, plant and equipment
Opening balance	20,712	1,566
Transfers	6,048
Additions	2,268	63
Write-offs	(1,531)	(2,638)
Initial purchase amount	1,707
Business combination	15	20,163
Exchange-rate change	(2,403)
Balance	26,816	20,712
Cost | Facilities
Changes in property, plant and equipment
Opening balance	229	153
Transfers	97
Additions	96	1
Write-offs		(366)
Business combination		441
Balance	422	229
Cost | Machinery and equipment
Changes in property, plant and equipment
Opening balance	197,984	88,963
Transfers	(22,914)
Additions	75,884	32,915
Write-offs	(14,254)	(10,379)
Initial purchase amount	14,956
Business combination	4,304	84,795
Exchange-rate change	(15,699)
Balance	240,261	197,984
Cost | IT equipment
Changes in property, plant and equipment
Opening balance	6,503	3,185
Transfers	(950)
Additions	3,137	1,290
Write-offs	(2,304)	(252)
Initial purchase amount	13,048
Business combination	26	2,276
Exchange-rate change	(714)
Balance	18,746	6,503
Cost | Furniture and fixtures
Changes in property, plant and equipment
Opening balance	7,115	3,561
Transfers	507
Additions	2,251	210
Write-offs	(116)	(117)
Initial purchase amount	863
Business combination	61	3,192
Exchange-rate change	(472)
Balance	10,209	7,115
Cost | Vehicles
Changes in property, plant and equipment
Opening balance	265,670	70,905
Transfers	(8,094)
Additions	90,168	35,742
Write-offs	(10,856)	(5,912)
Initial purchase amount	10,456
Business combination	1,785	165,078
Exchange-rate change	(21,448)
Balance	327,681	265,670
Cost | Leasehold improvements
Changes in property, plant and equipment
Opening balance	10,228	6,631
Transfers	21,109
Additions	10,894	186
Write-offs	(969)
Initial purchase amount	541
Business combination		3,255
Exchange-rate change	(337)
Balance	41,466	10,228
Cost | Works in progress
Changes in property, plant and equipment
Opening balance	46,441	4,562
Transfers	(31,180)
Additions	30,631	41,822
Write-offs	(9,871)	(75)
Initial purchase amount	4,667
Business combination		132
Exchange-rate change	(3)
Balance	40,685	46,441
Cost | Vessels
Changes in property, plant and equipment
Opening balance	6,084	5,132
Transfers	4,473
Additions	642	818
Write-offs	(3,821)	(20)
Initial purchase amount	19,341
Business combination	5,837
Exchange-rate change	(323)
Balance	32,233	6,084
Cost | Other
Changes in property, plant and equipment
Opening balance		2
Write-offs		(2)
Cost | Aircraft
Changes in property, plant and equipment
Transfers	(30)
Additions	17,335
Initial purchase amount	39,887
Business combination	16,422
Balance	73,614
Accumulated depreciation
Changes in property, plant and equipment
Opening balance	(264,570)	(91,954)
Transfers	6,753
Depreciation	(68,736)	(51,587)
Write-offs	23,450	25,559
Initial purchase amount	(25,208)
Business combination	(1,877)	(144,550)
Exchange-rate change	34,136	(2,038)
Balance	(296,052)	(264,570)
Accumulated depreciation | Buildings
Changes in property, plant and equipment
Opening balance	(5,951)	(1,091)
Transfers	(3,875)
Depreciation	(2,696)	(756)
Write-offs	919	18
Initial purchase amount	(53)
Business combination	(1)	(4,238)
Exchange-rate change	2,368	116
Balance	(9,289)	(5,951)
Accumulated depreciation | Facilities
Changes in property, plant and equipment
Opening balance	(64)	(44)
Depreciation	(31)	(17)
Write-offs		416
Business combination		(419)
Balance	(95)	(64)
Accumulated depreciation | Machinery and equipment
Changes in property, plant and equipment
Opening balance	(101,224)	(52,829)
Transfers	14,434
Depreciation	(22,120)	(15,532)
Write-offs	12,829	12,176
Initial purchase amount	(2,950)
Business combination	(92)	(42,688)
Exchange-rate change	14,586	(2,351)
Balance	(84,537)	(101,224)
Accumulated depreciation | IT equipment
Changes in property, plant and equipment
Opening balance	(3,099)	(1,404)
Transfers	229
Depreciation	(1,390)	(785)
Write-offs	1,085	252
Initial purchase amount	(7,194)
Business combination	(5)	(1,156)
Exchange-rate change	441	(6)
Balance	(9,933)	(3,099)
Accumulated depreciation | Furniture and fixtures
Changes in property, plant and equipment
Opening balance	(5,232)	(2,917)
Transfers	(157)
Depreciation	(1,168)	(330)
Write-offs	260	47
Initial purchase amount	(212)
Business combination	(2)	(1,789)
Exchange-rate change	472	(243)
Balance	(6,039)	(5,232)
Accumulated depreciation | Vehicles
Changes in property, plant and equipment
Opening balance	(142,749)	(30,557)
Transfers	(3,821)
Depreciation	(31,784)	(32,548)
Write-offs	6,798	11,580
Initial purchase amount	(4,544)
Business combination	(116)	(91,891)
Exchange-rate change	15,958	667
Balance	(160,258)	(142,749)
Accumulated depreciation | Leasehold improvements
Changes in property, plant and equipment
Opening balance	(5,288)	(1,487)
Transfers	(66)
Depreciation	(4,942)	(1,418)
Write-offs	955	108
Initial purchase amount	(246)
Business combination		(2,369)
Exchange-rate change	257	(122)
Balance	(9,330)	(5,288)
Accumulated depreciation | Vessels
Changes in property, plant and equipment
Opening balance	(963)	(1,623)
Depreciation	(960)	(201)
Write-offs	604	960
Initial purchase amount	(4,590)
Business combination	(292)
Exchange-rate change	54	(99)
Balance	(6,147)	(963)
Accumulated depreciation | Other
Changes in property, plant and equipment
Opening balance		(2)
Write-offs		R$ 2
Accumulated depreciation | Aircraft
Changes in property, plant and equipment
Transfers	9
Depreciation	(3,645)
Initial purchase amount	(5,419)
Business combination	(1,369)
Balance	R$ (10,424)